Form N-1A Supplement	May 01, 2025
Multi-Asset Real Return Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Summary Prospectus and
Prospectus Supplement

May 1, 2025

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 1, 2025 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus and Prospectus dated April 30, 2025

Multi-Asset Real Return Portfolio (the "Fund")

Important Notice Regarding Change in Fund Investment Objective and Principal Investment Strategies

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Board") approved various changes to the Fund, including: (i) replacing the Fund's current secondary benchmark index, the Bloomberg U.S. Treasury Bill 1-3 Month Index, with a new secondary benchmark index, the MSIM Core Real Asset Index, which is a blended benchmark that consists of 55% of Bloomberg US 10-year TIPS On the Run Index, 20% S&P GSCI Gold Total Return Index, 10% MSCI World Materials Net Index, 5% MSCI USA Energy Net Index, 5% S&P GSCI Total Return Index and 5% NYSE Arca Gold Miners Net Index; (ii) removing the Fund's current tertiary performance index the MSIF Multi-Asset Real Return Blend Index; (iii) modifying the Fund's investment objective; and (iv) modifying the Fund's principal investment strategies, each change effective June 30, 2025 (the "Effective Date").

Accordingly, on the Effective Date, the Summary Prospectus and the Prospectus will be amended as follows:

All references to the Bloomberg U.S. Treasury Bill 1-3 Month Index will be deleted and replaced with references to the MSIM Core Real Asset Index.

All references to the MSIF Multi-Asset Real Return Blend Index will be deleted.